Daily Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Daily Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	2.11%	1.32%